1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

June 15, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	KKR Credit Opportunities Portfolio (the “Fund”)
File Nos. 333-233709 and 811-23474

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund certifies that the forms of Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2, which was electronically filed with the Securities and Exchange Commission and became effective on June 9, 2020.

Please contact me at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ William J. Bielefeld

William J. Bielefeld